Information on Subsidiaries	12 Months Ended
Dec. 31, 2020
Information on Subsidiaries [Abstract]
Disclosure of subsidiaries [text block]

01 – Information on Subsidiaries

Composition of the Group

Deutsche Bank AG is the direct or indirect holding company for the Group’s subsidiaries.

The Group consists of 628 (2019: 666) consolidated entities, thereof 242 (2019: 249) consolidated structured entities. 420 (2019: 459) of the entities controlled by the Group are directly or indirectly held by the Group at 100 % of the ownership interests (share of capital). Third parties also hold ownership interests in 208 (2019: 207) of the consolidated entities (non-controlling interests). As of December 31, 2020 and 2019, one subsidiary has material non-controlling interests. Non-controlling interests for all other subsidiaries are neither individually nor cumulatively material to the Group.

Subsidiaries with material non-controlling interests

	Dec 31, 2020	Dec 31, 2019
DWS Group GmbH & Co. KGaA
Proportion of ownership interests and voting rights held by non-controlling interests	20.51%	20.51%
Place of business	Global	Global

in € m	Dec 31, 2020	Dec 31, 2019
Net income attributable to non-controlling interests	117	105
Accumulated non-controlling interests of the subsidiary	1,412	1,420
Dividends paid to non-controlling interests	69	56
Summarised financial information:
Total assets	10,448	10,952
Total liabilities	3,685	4,100
Total net revenues	2,237	2,389
Net income (loss)	558	512
Total comprehensive income (loss), net of tax	259	583

Significant restrictions to access or use the Group’s assets

Statutory, contractual or regulatory requirements as well as protective rights of noncontrolling interests might restrict the ability of the Group to access and transfer assets freely to or from other entities within the Group and to settle liabilities of the Group.

Since the Group did not have any material noncontrolling interests at the balance sheet date, any protective rights associated with these did not give rise to significant restrictions.

The following restrictions impact the Group’s ability to use assets:

  –   The Group has pledged assets to collateralize its obligations under repurchase agreements, securities financing transactions, collateralized loan obligations and for margining purposes for OTC derivative liabilities.
  –   The assets of consolidated structured entities are held for the benefit of the parties that have bought the notes issued by these entities.
  –   Regulatory and central bank requirements or local corporate laws may restrict the Group’s ability to transfer assets to or from other entities within the Group in certain jurisdictions.

Restricted assets

	Dec 31, 2020		Dec 31, 2019
in € m.	Total assets	Restricted assets	Total assets	Restricted assets
Interest-earning deposits with banks	152,143	153	104,327	159
Financial assets at fair value through profit or loss	527,980	52,494	530,713	43,190
Financial assets at fair value through other comprehensive income	55,834	8,110	45,503	2,943
Loans at amortized cost	426,691	78,144	429,841	71,369
Other	162,313	3,316	187,290	3,017
Total	1,324,961	142,217	1,297,674	120,678

The table above excludes assets that are not encumbered at an individual entity level but which may be subject to restrictions in terms of their transferability within the Group. Such restrictions may be based on local connected lending requirements or similar regulatory restrictions. In this situation, it is not feasible to identify individual balance sheet items that cannot be transferred. This is also the case for regulatory minimum liquidity requirements. The Group identifies the volume of liquidity reserves in excess of local stress liquidity outflows. The aggregate amount of such liquidity reserves that are considered restricted for this purpose is € 43.5 billion as of December 31, 2020 (as of December 31, 2019: € 31.2 billion).